SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash paid for:
Interest	$ 84,823	$ 60,054	$ 61,019
Income taxes	16,311	26,863	43,650
Non-cash investing activities:
Payment for repurchase of May 2011 Senior Secured Notes accrued in accounts payable	0	0	18,939
Property and equipment accrued in accounts payable	$ 1,718	$ 1,631	$ 3,338